Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED
	DECEMBER 31,
(amounts in thousands of euros)		2019	2020
		(As restated)	(As restated)
	2018	[Note 1]	[Note 1]
Net loss	(13,987)	(18,946)	(25,517)
Income taxes	72	80	—
Loss before taxes	(14,059)	(19,026)	(25,517)
Current tax rate in France	28.00%	28.00%	28.00%
Theoretical income tax (expense) benefit	3,937	5,327	7,145
Items not subject to tax deduction	845	502	788
Share based payments	(80)	(18)	(220)
Non recognition of deferred tax assets related to tax losses and temporary differences	(4,556)	(5,779)	(7,711)
Tax rate differences	(74)	48	(2)
Group income taxes (expense) benefit	72	80	—
Effective tax rate	-0.5%	-0.4%	0.0%

Nature of deferred taxes

	AS OF DECEMBER 31,
	2018	2019	2020
(amounts in thousands of euros)		(as restated)	(as restated)
Temporary differences	95	277	1,381
Losses carried forward	13,155	18,082	23,505
Total of items with a nature of deferred tax assets	13,250	18,359	24,886

Temporary differences	(699)	(605)	(528)
Total of items with a nature of deferred tax liabilities	(699)	(605)	(528)

Net total of deferred tax assets (liabilities)	12,551	17,754	24,358
Unrecognized deferred tax	(12,551)	(17,754)	(24,358)
Net total of deferred tax	—	—	—